Note 53 Balances Arising From Transactions With Entities Of The Group Explanatory (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets [member]
Disclosure of transactions between related parties [line items]
Loans and advances to banks	€ 9	€ 148	€ 26
Loans and advances to customers	2,031	1,743	1,682
Liabilities [member]
Disclosure of transactions between related parties [line items]
Deposits from credit institutions	1	0	3
Deposits from customers	296	791	453
Memorandum accounts [Member]
Disclosure of transactions between related parties [line items]
Financial Guarantees Given Related Party Transactions	154	132	166
Other Commitments Given Related Party Transactions	1,056	1,400	1,042
Loan commitments given related party transactions	€ 11	€ 11	€ 106